Stockholders' Equity (Details Narrative) (10K) - USD ($)							1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 13, 2016	Jan. 02, 2016	Nov. 18, 2015	Oct. 20, 2015	Sep. 02, 2015	Aug. 20, 2015	Dec. 31, 2015	Nov. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Aug. 12, 2015
Preferred stock, shares authorized							20,000,000		20,000,000		20,000,000		20,000,000	20,000,000	20,000,000
Number of share exchange during period													47,000,000
Percentage of outstanding shares													91.30%
Common stock issued for cash													$ 1,361,523
Common stock issued for cash, shares													4,493,390
Common stock issued for convertible debt													$ 100,000
Common stock issued for convertible debt, shares													200,000
Common stock issued for services	$ 68,000	$ 18,000									$ 68,000		$ 18,000
Common stock issued for services, shares		60,000	60,000										60,000
Common stock value per share			$ 0.30
Stock-based compensation	$ 17,000	$ 18,000	$ 18,000								35,000		$ 18,000
Offering costs													(205,000)
Procceds from sale of stock													$ 95,000
Investor [Member]
Common stock issued for cash							$ 1,266,523
Common stock issued for cash, shares							4,221,085
OncBioMune, Inc [Member]
Percentage of ownership interest acquired					100.00%
Lincoln Park [Member]
Percentage of outstanding shares				4.99%
Common stock value per share				$ 0.30				$ 0.30
Number of shares purchased under the agreement				333,334				333,334
Value of shares purchased under agreement				$ 100,000				$ 95,000
Sale of stock description				Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right to sell to, and Lincoln Park is obligated to purchase, up to an additional $10.0 million in amounts of shares, as described below, of the Company’s common stock, subject to certain limitations, from time to time, over the 36-month period commencing on the date that a registration statement, which the Company agreed to file with the Securities and Exchange Commission (the “SEC”) pursuant to the Registration Rights Agreement, is declared effective by the SEC and a final prospectus in connection therewith is filed. The Company may direct Lincoln Park, at its sole discretion and subject to certain conditions, to purchase up to 50,000 shares of Common Stock on any business day (such purchases, “Regular Purchases”), provided that at least one business day has passed since the most recent purchase, and provided, however that Lincoln Park’s committed obligation under any single Regular Purchase shall not exceed Fifty Thousand Dollars ($50,000), provided that the amount the Company may sell to Lincoln Park under a single Regular Purchase may increase under certain circumstances as described in the Purchase Agreement but in no event will the amount of a single Regular Purchase exceed Five Hundred Thousand Dollars ($500,000). The purchase price of shares of Common Stock related to the future funding will be based on the prevailing market prices of such shares at the time of sales. In addition, the Company may direct Lincoln Park to purchase additional amounts as accelerated purchases if on the date of a Regular Purchase the closing sale price of the Common Stock is not below the threshold price as set forth in the Purchase Agreement. The Company’s sales of shares of Common Stock to Lincoln Park under the Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by Lincoln Park and its affiliates, at any single point in time, of more than 4.99% of the then outstanding shares of the Common Stock.
Shares issued for commitment fee				1,000,000				1,000,000
Value of shares issued for commitment fee								$ 300,000
Offering costs								$ (300,000)
Series A Preferred Stock [Member]
Preferred stock, shares authorized						20,000,000	1,000,000		1,000,000		1,000,000		1,000,000	1,000,000
Preferred stock shares designating						1,000,000
Stock holder voting rights						Each holder of Series A Preferred Stock is entitled to 500 votes for each share of Series A Preferred Stock held as of the applicable date on any matter that is submitted to a vote or for the consent of the stockholders of the Company. The holders of Series A Preferred Stock shall have no special voting rights and their consent is not required (except to the extent they are entitled to vote with holders of Common Stock as set forth herein) for the taking of any corporate action.
Number of share exchange during period					1,000,000
Percentage of outstanding shares					100.00%
Common stock issued for cash
Common stock issued for cash, shares
Common stock issued for services
Common stock issued for services, shares